OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Aerospace & Defense - 4.2%
General Dynamics Corp.	10,049	$1,969,906
L3Harris Technologies, Inc.	10,479	2,307,895
Lockheed Martin Corp.	53,121	18,332,057
Northrop Grumman Corp.	18,608	6,701,671
		29,311,529
Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	19,254	2,293,729
United Parcel Service, Inc., Class B	47,420	8,635,182
		10,928,911
Banks - 0.4%
JPMorgan Chase & Co.	14,802	2,422,939

Beverages - 3.1%
Coca-Cola Co. (The)	208,644	10,947,551
PepsiCo, Inc.	70,671	10,629,625
		21,577,176
Biotechnology - 3.5%
AbbVie, Inc.	46,679	5,035,264
Amgen, Inc.	55,697	11,843,967
Gilead Sciences, Inc.	107,069	7,478,769
		24,358,000
Building Products - 0.3%
Trane Technologies plc	11,599	2,002,567

Capital Markets - 5.1%
BlackRock, Inc.	1,770	1,484,428
Blackstone, Inc.	96,332	11,207,265
Moody’s Corp.	7,243	2,572,062
MSCI, Inc.	2,152	1,309,148
S&P Global, Inc.	21,960	9,330,584
T. Rowe Price Group, Inc.	47,524	9,347,971
		35,251,458
Commercial Services & Supplies - 0.9%
Cintas Corp.	8,299	3,159,097
Waste Management, Inc.	18,750	2,800,500
		5,959,597
Communications Equipment - 2.5%
Cisco Systems, Inc.	296,007	16,111,661
Motorola Solutions, Inc.	4,752	1,103,985
		17,215,646
Diversified Telecommunication Services - 4.7%
Verizon Communications, Inc.	598,945	32,349,020

Electrical Equipment - 0.5%
Emerson Electric Co.	19,510	1,837,842
Rockwell Automation, Inc.	5,683	1,671,029
		3,508,871

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	12,357	$904,903
TE Connectivity Ltd.	5,728	785,996
		1,690,899
Entertainment - 0.4%
Activision Blizzard, Inc.	36,966	2,860,799

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	15,139	6,802,710
Walmart, Inc.	33,293	4,640,378
		11,443,088
Food Products - 1.4%
Archer-Daniels-Midland Co.	12,318	739,203
General Mills, Inc.	26,895	1,608,859
Hershey Co. (The)	12,648	2,140,674
Hormel Foods Corp.	34,629	1,419,789
Mondelez International, Inc., Class A	69,859	4,064,397
		9,972,922
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	119,605	14,128,939
Baxter International, Inc.	13,638	1,096,904
Becton Dickinson and Co.	4,184	1,028,511
Medtronic plc	38,610	4,839,764
Stryker Corp.	4,213	1,111,052
		22,205,170
Health Care Providers & Services - 2.3%
Quest Diagnostics, Inc.	13,691	1,989,439
UnitedHealth Group, Inc.	36,435	14,236,612
		16,226,051
Health Care Technology - 0.2%
Cerner Corp.	20,176	1,422,812

Hotels, Restaurants & Leisure - 4.7%
McDonald’s Corp.	85,052	20,506,888
Starbucks Corp.	85,205	9,398,963
Yum! Brands, Inc.	22,899	2,800,777
		32,706,628
Household Durables - 0.4%
Garmin Ltd.	17,451	2,712,933

Household Products - 6.5%
Church & Dwight Co., Inc.	15,042	1,242,018
Clorox Co. (The)	10,649	1,763,581
Colgate-Palmolive Co.	85,695	6,476,828
Kimberly-Clark Corp.	25,415	3,365,962
Procter & Gamble Co. (The)	232,456	32,497,349
		45,345,738
Industrial Conglomerates - 3.6%
3M Co.	87,089	15,277,152
Honeywell International, Inc.	45,373	9,631,781
		24,908,933

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Insurance - 1.8%
Allstate Corp. (The)	36,001	$4,583,288
Aon plc, Class A	6,252	1,786,634
Chubb Ltd.	13,069	2,267,210
Marsh & McLennan Cos., Inc.	25,503	3,861,919
		12,499,051
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	21,336	1,486,479

IT Services - 4.3%
Accenture plc, Class A	32,745	10,475,780
Automatic Data Processing, Inc.	8,144	1,628,149
Broadridge Financial Solutions, Inc.	3,015	502,420
Cognizant Technology Solutions Corp., Class A	15,264	1,132,741
International Business Machines Corp.	7,711	1,071,289
Mastercard, Inc., Class A	9,453	3,286,619
Paychex, Inc.	14,455	1,625,465
Visa, Inc., Class A	45,732	10,186,803
		29,909,266
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	6,137	966,762
Thermo Fisher Scientific, Inc.	2,831	1,617,435
		2,584,197
Machinery - 1.8%
Cummins, Inc.	8,929	2,005,096
Illinois Tool Works, Inc.	51,951	10,734,635
		12,739,731
Media - 2.9%
Comcast Corp., Class A	363,310	20,319,928

Multiline Retail - 1.0%
Dollar General Corp.	12,371	2,624,384
Target Corp.	20,285	4,640,599
		7,264,983
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	7,538	2,260,872

Pharmaceuticals - 12.0%
Eli Lilly and Co.	55,311	12,779,607
Johnson & Johnson	215,669	34,830,543
Merck & Co., Inc.	151,998	11,416,570
Pfizer, Inc.	519,271	22,333,846
Zoetis, Inc.	10,995	2,134,569
		83,495,135
Road & Rail - 1.7%
CSX Corp.	57,271	1,703,239
Norfolk Southern Corp.	9,144	2,187,702
Union Pacific Corp.	39,873	7,815,507
		11,706,448

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	7,881	$1,319,910
Broadcom, Inc.	1,852	898,090
Intel Corp.	83,082	4,426,609
QUALCOMM, Inc.	5,084	655,734
Texas Instruments, Inc.	85,470	16,428,189
		23,728,532
Software - 6.0%
Intuit, Inc.	1,663	897,205
Microsoft Corp.	121,942	34,377,889
Oracle Corp.	75,177	6,550,172
		41,825,266
Specialty Retail - 6.3%
Home Depot, Inc. (The)	109,255	35,864,046
Lowe’s Cos., Inc.	27,108	5,499,129
TJX Cos., Inc. (The)	41,093	2,711,316
		44,074,491
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	161,385	22,835,978

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	36,866	5,354,049

Tobacco - 1.9%
Altria Group, Inc.	94,562	4,304,462
Philip Morris International, Inc.	95,230	9,026,852
		13,331,314
Trading Companies & Distributors - 0.5%
Fastenal Co.	64,111	3,308,769

TOTAL COMMON STOCKS (COST $598,719,928)		695,106,176
Total Investments - 100.0% (Cost $598,719,928)		695,106,176
Other assets less liabilities - 0.0%(1)		232,558
Net Assets - 100.0%		$695,338,734

(1)Represents less than 0.05% of net assets.

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Auto Components - 4.0%
BorgWarner, Inc.	37,349	$1,613,850
Gentex Corp.	98,533	3,249,618
Lear Corp.	3,068	480,081
Standard Motor Products, Inc.	14,474	632,659
		5,976,208
Building Products - 2.1%
A O Smith Corp.	43,324	2,645,797
Simpson Manufacturing Co., Inc.	4,721	505,005
		3,150,802
Capital Markets - 14.9%
Artisan Partners Asset Management, Inc., Class A	28,685	1,403,270
Carlyle Group, Inc. (The)	62,598	2,959,633
Cboe Global Markets, Inc.	24,734	3,063,553
Cohen & Steers, Inc.	9,920	830,998
Evercore, Inc., Class A	9,937	1,328,279
Hamilton Lane, Inc., Class A	8,883	753,456
Houlihan Lokey, Inc.	34,140	3,144,294
Lazard Ltd., Class A	43,246	1,980,667
LPL Financial Holdings, Inc.	3,294	516,368
Moelis & Co., Class A	33,435	2,068,624
Morningstar, Inc.	4,133	1,070,571
SEI Investments Co.	51,109	3,030,764
		22,150,477
Commercial Services & Supplies - 1.5%
Brady Corp., Class A	21,693	1,099,835
Ennis, Inc.	19,368	365,087
Healthcare Services Group, Inc.	13,103	327,444
UniFirst Corp.	1,818	386,543
		2,178,909
Communications Equipment - 2.0%
Juniper Networks, Inc.	109,247	3,006,477

Consumer Finance - 0.3%
OneMain Holdings, Inc.	7,899	437,052

Diversified Consumer Services - 3.6%
Graham Holdings Co., Class B	1,233	726,434
H&R Block, Inc.	67,180	1,679,500
Service Corp. International	49,220	2,965,997
		5,371,931
Electric Utilities - 2.6%
ALLETE, Inc.	4,476	266,411
Hawaiian Electric Industries, Inc.	7,857	320,801
IDACORP, Inc.	6,139	634,650
MGE Energy, Inc.	4,626	340,011
NRG Energy, Inc.	8,809	359,671
OGE Energy Corp.	19,028	627,163
Otter Tail Corp.	5,374	300,783
Pinnacle West Capital Corp.	11,030	798,131
PNM Resources, Inc.	4,987	246,757
		3,894,378

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 2.3%
Avnet, Inc.	23,184	$857,112
Littelfuse, Inc.	3,266	892,500
National Instruments Corp.	26,946	1,057,092
Vishay Intertechnology, Inc.	30,532	613,388
		3,420,092
Food & Staples Retailing - 0.6%
Casey’s General Stores, Inc.	3,457	651,471
Weis Markets, Inc.	5,796	304,580
		956,051
Food Products - 6.6%
Bunge Ltd.	35,738	2,906,214
Flowers Foods, Inc.	81,064	1,915,542
Ingredion, Inc.	18,648	1,659,858
J & J Snack Foods Corp.	2,278	348,124
Lamb Weston Holdings, Inc.	14,824	909,749
Lancaster Colony Corp.	10,392	1,754,274
Tootsie Roll Industries, Inc.	13,513	411,201
		9,904,962
Gas Utilities - 2.4%
National Fuel Gas Co.	8,763	460,233
New Jersey Resources Corp.	6,096	212,202
ONE Gas, Inc.	4,730	299,740
Southwest Gas Holdings, Inc.	4,243	283,772
Spire, Inc.	5,278	322,908
UGI Corp.	45,402	1,935,033
		3,513,888
Health Care Equipment & Supplies - 0.7%
Hill-Rom Holdings, Inc.	6,765	1,014,750

Health Care Providers & Services - 6.4%
Chemed Corp.	2,945	1,369,779
Encompass Health Corp.	38,433	2,884,012
National HealthCare Corp.	31,553	2,208,079
Premier, Inc., Class A	79,191	3,069,443
		9,531,313
Household Durables - 2.3%
Leggett & Platt, Inc.	28,764	1,289,778
MDC Holdings, Inc.	9,488	443,279
Whirlpool Corp.	8,224	1,676,545
		3,409,602
Household Products - 1.0%
Reynolds Consumer Products, Inc.	26,052	712,261
WD-40 Co.	3,139	726,616
		1,438,877
Insurance - 7.3%
Erie Indemnity Co., Class A	17,478	3,118,425
Mercury General Corp.	24,207	1,347,604
Old Republic International Corp.	121,223	2,803,888
RLI Corp.	13,078	1,311,331
Safety Insurance Group, Inc.	17,692	1,402,091
Stewart Information Services Corp.	14,068	889,941
		10,873,280

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
IT Services - 9.5%
Amdocs Ltd.	39,529	$2,992,740
CSG Systems International, Inc.	14,734	710,179
Genpact Ltd.	32,490	1,543,600
Jack Henry & Associates, Inc.	17,951	2,945,041
Maximus, Inc.	36,494	3,036,301
Western Union Co. (The)	144,194	2,915,603
		14,143,464
Leisure Products - 1.2%
Acushnet Holdings Corp.	10,681	498,803
Polaris, Inc.	4,820	576,761
Sturm Ruger & Co., Inc.	10,157	749,383
		1,824,947
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	2,052	994,338

Machinery - 9.9%
Donaldson Co., Inc.	35,140	2,017,387
Franklin Electric Co., Inc.	7,523	600,712
Graco, Inc.	39,812	2,785,646
ITT, Inc.	6,113	524,740
Lincoln Electric Holdings, Inc.	19,935	2,567,429
Oshkosh Corp.	5,493	562,318
Snap-on, Inc.	13,955	2,915,897
Toro Co. (The)	28,742	2,799,758
		14,773,887
Media - 4.3%
Cable One, Inc.	461	835,853
Interpublic Group of Cos., Inc. (The)	83,494	3,061,725
John Wiley & Sons, Inc., Class A	17,109	893,261
New York Times Co. (The), Class A	9,726	479,200
News Corp., Class A	51,770	1,218,148
		6,488,187
Multi-Utilities - 0.9%
Black Hills Corp.	3,909	245,329
MDU Resources Group, Inc.	28,317	840,165
NorthWestern Corp.	3,943	225,934
		1,311,428
Professional Services - 2.6%
Exponent, Inc.	9,081	1,027,515
Robert Half International, Inc.	28,787	2,888,200
		3,915,715
Road & Rail - 1.5%
Landstar System, Inc.	6,029	951,497
Schneider National, Inc., Class B	33,603	764,132
Werner Enterprises, Inc.	11,518	509,902
		2,225,531
Semiconductors & Semiconductor Equipment - 1.4%
Monolithic Power Systems, Inc.	3,351	1,624,163
Power Integrations, Inc.	4,907	485,744
		2,109,907

Investments	Shares	Value ($)
Software - 3.2%
CDK Global, Inc.	31,168	$1,326,198
Dolby Laboratories, Inc., Class A	32,467	2,857,096
Progress Software Corp.	11,758	578,376
		4,761,670
Specialty Retail - 0.3%
Murphy USA, Inc.	3,043	508,972

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	6,232	606,000
Columbia Sportswear Co.	5,482	525,395
		1,131,395
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	29,442	440,452

Tobacco - 0.3%
Vector Group Ltd.	30,558	389,615

Trading Companies & Distributors - 1.9%
Watsco, Inc.	10,883	2,879,859

Water Utilities - 0.6%
American States Water Co.	3,910	334,383
Essential Utilities, Inc.	11,360	523,469
		857,852
TOTAL COMMON STOCKS (COST $132,225,105)		148,986,268
Total Investments - 100.0% (Cost $132,225,105)		148,986,268
Other assets less liabilities - 0.0%(1)		46,339
Net Assets - 100.0%		$149,032,607

(1)Represents less than 0.05% of net assets.

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Entertainment - 12.2%
Activision Blizzard, Inc.	23,858	$1,846,371
Bilibili, Inc., ADR*	101,636	6,725,254
CTS Eventim AG & Co. KGaA*	125,397	9,489,974
Electronic Arts, Inc.	24,996	3,555,681
Live Nation Entertainment, Inc.*	102,913	9,378,462
NetEase, Inc., ADR	38,000	3,245,200
Netflix, Inc.*	9,479	5,785,413
ROBLOX Corp., Class A*	116,065	8,768,711
Roku, Inc.*	23,790	7,454,596
Sea Ltd., ADR*	45,832	14,608,033
Spotify Technology SA*	14,765	3,327,145
		74,184,840
Food & Staples Retailing - 0.4%
Ocado Group plc*	103,634	2,323,093

Hotels, Restaurants & Leisure - 1.3%
Trip.com Group Ltd., ADR*	261,449	8,039,557

Interactive Media & Services - 19.7%
Adevinta ASA*	446,453	7,671,673
Alphabet, Inc., Class A*	11,745	31,400,493
Baidu, Inc., ADR*	19,947	3,066,851
Facebook, Inc., Class A*	59,500	20,193,705
Match Group, Inc.*	27,500	4,317,225
Pinterest, Inc., Class A*	118,640	6,044,708
Snap, Inc., Class A*	165,830	12,249,862
Tencent Holdings Ltd.	210,617	12,483,372
Twitter, Inc.*	77,247	4,664,946
Z Holdings Corp.	377,677	2,429,387
Zillow Group, Inc., Class C*	97,630	8,605,108
ZoomInfo Technologies, Inc., Class A*	100,765	6,165,810
		119,293,140
Internet & Direct Marketing Retail - 18.4%
Alibaba Group Holding Ltd., ADR*	74,989	11,102,121
Amazon.com, Inc.*	8,245	27,085,155
Chewy, Inc., Class A*	52,879	3,601,589
Delivery Hero SE*	61,693	7,897,076
Etsy, Inc.*	16,266	3,382,677
Farfetch Ltd., Class A*	125,566	4,706,214
HelloFresh SE*	26,836	2,486,882
JD.com, Inc., ADR*	77,937	5,630,169
Just Eat Takeaway.com NV*	82,076	5,996,490
Meituan, Class B*	389,566	12,340,565
MercadoLibre, Inc.*	4,897	8,224,022
Pinduoduo, Inc., ADR*	113,889	10,326,316
THG plc*	571,929	3,909,784
Wayfair, Inc., Class A*	9,046	2,311,343
Zalando SE*	28,709	2,639,158
		111,639,561

Investments	Shares	Value ($)
IT Services - 9.2%
Cloudflare, Inc., Class A*	53,465	$6,022,832
Kingsoft Cloud Holdings Ltd., ADR*	243,672	6,900,791
MongoDB, Inc.*	13,733	6,475,247
Okta, Inc.*	28,896	6,858,177
Shopify, Inc., Class A*	8,380	11,372,351
Snowflake, Inc., Class A*	38,167	11,542,846
Twilio, Inc., Class A*	20,185	6,440,024
		55,612,268
Software - 38.0%
Adobe, Inc.*	10,445	6,013,395
Asana, Inc., Class A*	65,872	6,840,148
Atlassian Corp. plc, Class A*	14,735	5,767,574
Avalara, Inc.*	22,231	3,885,312
Bill.com Holdings, Inc.*	31,630	8,443,628
Ceridian HCM Holding, Inc.*	29,745	3,349,882
Coupa Software, Inc.*	18,310	4,013,186
Crowdstrike Holdings, Inc., Class A*	30,239	7,432,141
Datadog, Inc., Class A*	57,799	8,169,889
Digital Turbine, Inc.*	130,028	8,939,425
DocuSign, Inc.*	25,078	6,455,830
Dynatrace, Inc.*	66,610	4,727,312
Elastic NV*	28,703	4,276,460
Fortinet, Inc.*	11,647	3,401,390
HubSpot, Inc.*	8,493	5,742,032
Intuit, Inc.	6,868	3,705,355
Kingdee International Software Group Co. Ltd.*	1,289,215	4,314,138
Lightspeed Commerce, Inc.*	70,664	6,817,345
Microsoft Corp.	93,112	26,250,135
Oracle Corp.	30,454	2,653,457
Palantir Technologies, Inc., Class A*	224,565	5,398,543
Palo Alto Networks, Inc.*	8,494	4,068,626
Paycom Software, Inc.*	9,096	4,509,342
Paylocity Holding Corp.*	14,560	4,082,624
RingCentral, Inc., Class A*	18,630	4,052,025
salesforce.com, Inc.*	28,131	7,629,690
SAP SE	15,249	2,065,600
ServiceNow, Inc.*	10,643	6,622,820
Sinch AB*	332,651	6,505,831
Smartsheet, Inc., Class A*	74,623	5,135,555
Splunk, Inc.*	21,039	3,044,554
Trade Desk, Inc. (The), Class A*	73,532	5,169,300
Tyler Technologies, Inc.*	8,376	3,841,652
UiPath, Inc., Class A*	127,494	6,707,459
Unity Software, Inc.*	39,482	4,984,602
VMware, Inc., Class A*	13,400	1,992,580
Workday, Inc., Class A*	14,353	3,586,671
Xero Ltd.*	50,281	5,048,547
Zendesk, Inc.*	36,737	4,275,819
Zoom Video Communications, Inc., Class A*	14,332	3,747,818
Zscaler, Inc.*	26,952	7,067,353
		230,735,045

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
TOTAL COMMON STOCKS (COST $530,311,045)		$601,827,504
Total Investments - 99.2% (Cost $530,311,045)		601,827,504
Other assets less liabilities - 0.8%		4,863,022
Net Assets - 100.0%		$606,690,526

*Non-income producing security.

Abbreviations
ADR  American Depositary Receipt

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of September 30, 2021:

Argentina	1.4%
Canada	3.0%
China	13.9%
France	1.3%
Germany	2.7%
Japan	0.4%
New Zealand	0.8%
Saudi Arabia	1.3%
Sweden	1.1%
Taiwan	2.4%
United Kingdom	2.8%
United States	68.1%
Other(1)	0.8%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Air Freight & Logistics - 2.5%
Deutsche Post AG (Registered)	15,172	$957,954

Auto Components - 1.5%
Cie Generale des Etablissements Michelin SCA	3,709	570,847

Beverages - 3.5%
Carlsberg A/S, Class B	3,462	566,289
Diageo plc	15,916	773,860
		1,340,149
Building Products - 2.8%
Assa Abloy AB, Class B	18,993	555,122
Geberit AG (Registered)	725	535,482
		1,090,604
Capital Markets - 2.9%
3i Group plc	32,096	554,590
Partners Group Holding AG	366	575,376
		1,129,966
Diversified Financial Services - 2.8%
Industrivarden AB, Class C	16,894	525,249
Investor AB, Class B	24,566	531,107
		1,056,356
Diversified Telecommunication Services - 1.5%
Swisscom AG (Registered)	981	565,138

Electric Utilities - 2.9%
Iberdrola SA	57,388	577,571
Orsted A/S	4,064	537,636
		1,115,207
Electrical Equipment - 5.0%
ABB Ltd. (Registered)	18,561	624,570
Legrand SA	5,332	573,212
Schneider Electric SE	4,245	707,951
		1,905,733
Electronic Equipment, Instruments & Components - 1.5%
Hexagon AB, Class B	35,866	557,348

Food Products - 6.7%
Danone SA	9,138	625,368
Nestle SA (Registered)	15,966	1,928,894
		2,554,262
Health Care Equipment & Supplies - 2.8%
Coloplast A/S, Class B	3,369	528,499
Siemens Healthineers AG(	8,644	562,809
		1,091,308
Household Products - 3.0%
Essity AB, Class B	18,553	576,829
Henkel AG & Co. KGaA	6,646	574,212
		1,151,041

Investments	Shares	Value ($)
Industrial Conglomerates - 2.1%
Siemens AG (Registered)	4,862	$799,693

Insurance - 1.3%
Admiral Group plc	11,727	491,440

Machinery - 5.2%
Atlas Copco AB, Class A	9,950	605,288
Kone OYJ, Class B	11,986	844,305
Schindler Holding AG	1,962	528,332
		1,977,925
Marine - 1.4%
Kuehne + Nagel International AG (Registered)	1,555	532,419

Personal Products - 6.1%
L’Oreal SA	2,569	1,062,465
Unilever plc	23,494	1,268,709
		2,331,174
Pharmaceuticals - 20.0%
AstraZeneca plc	8,190	989,231
GlaxoSmithKline plc	38,352	725,828
Merck KGaA	3,156	686,357
Novartis AG (Registered)	12,270	1,010,563
Novo Nordisk A/S, Class B	15,612	1,512,024
Roche Holding AG	5,380	1,972,119
Sanofi	8,064	776,447
		7,672,569
Professional Services - 5.3%
RELX plc	22,275	644,841
SGS SA (Registered)	187	546,456
Wolters Kluwer NV	8,029	852,171
		2,043,468
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	1,368	1,024,038

Software - 3.3%
SAP SE	9,322	1,262,740

Specialty Retail - 1.7%
Industria de Diseno Textil SA	18,053	665,755

Textiles, Apparel & Luxury Goods - 8.4%
EssilorLuxottica SA	3,358	644,085
Hermes International	431	597,661
Kering SA	821	586,123
LVMH Moet Hennessy Louis Vuitton SE	1,937	1,392,054
		3,219,923
Tobacco - 1.4%
Swedish Match AB	61,336	537,462

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

September 30, 2021 (unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.4%
Bunzl plc	15,899	$526,289

TOTAL COMMON STOCKS (COST $36,184,255)		38,170,808
Total Investments - 99.7% (Cost $36,184,255)		38,170,808
Other assets less liabilities - 0.3%		109,601
Net Assets - 100.0%		$38,280,409

Abbreviations
OYJ  Public Limited Company

SCA  Limited partnership with share capital

O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2021:

Denmark	8.2%
Finland	2.2%
France	17.8%
Germany	12.7%
Netherlands	4.9%
Spain	3.2%
Sweden	10.2%
Switzerland	23.0%
United Kingdom	15.6%
United States	1.9%
Other(1)	0.3%
100.0%

(1)Includes cash and any non-equity securities and net other assets (liabilities).

OSI ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2021 (unaudited)

Investment Valuation

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between:

(1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2021 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 —Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF Investments
Common Stocks*	$695,106,176	$—	$—	$695,106,176
Total Investments	$695,106,176	$—	$—	$695,106,176

O’Shares U.S. Small-Cap Quality Dividend ETF Investments
Common Stocks*	$148,986,268	$—	$—	$148,986,268
Total Investments	$148,986,268	$—	$—	$148,986,268

O’Shares Global Internet Giants ETF Investments
Common Stocks*	$601,827,504	$—	$—	$601,827,504
Total Investments	$601,827,504	$—	$—	$601,827,504

O’Shares Europe Quality Dividend ETF Investments
Common Stocks*	$38,170,808	$—	$—	$38,170,808
Total Investments	$38,170,808	$—	$—	$38,170,808

*See Schedules of Investments for segregation by industry type.